RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Balance At Beginning Of The Year	$ 726	$ 808
Changes In Estimates	0	(105)
Unwinding Of Discount Related To Continuing Operations	10	47
Effect Of Movements In Exchange Rates	22	(24)
Balance At End Of The Year	$ 758	$ 726